TRADING GAINS / (LOSSES)	12 Months Ended
Dec. 31, 2017
TRADING GAINS / (LOSSES)
TRADING GAINS / (LOSSES)

23.    TRADING GAINS / (LOSSES)

Trading gains / (losses) consists of realized and unrealized gains and losses from exchange-traded spot commodity contracts with customers and special members, commodity futures contracts, risk and return transfer agreements with third party fund, the realized gain from trading of physical commodities and realized gains and losses from the sales of AFS investments, all represented on a net basis.

Pursuant to the risk and return transfer agreements, the Group’s gains / (losses) arising from exchange-traded spot commodity contracts with customers were transferred to, and absorbed by the third party fund during the contract periods. Fair value movements on the risk and reward transfer agreement were recognised as trading gains / (losses). Settlements were made on a monthly basis.

The following table presents trading gains / (losses) for the years ended December 31:

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spot commodity contracts	166,015	296,809	(133,116)	(20,460)
Risk and return transfer arrangement	(9,301)	(296,678)	134,678	20,700
Commodity futures contracts	753	(1,780)	753	116
Trading of physical commodities	771	2,840	(152)	(23)
Short-term investments	8,190	11,372	38,391	5,900

Total	166,428	12,563	40,554	6,233